D3 Assets pledged as collateral (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Assets Pledged As Collateral [Abstract]
Summary of Assets Pledged as Collateral

	2024	2023
Chattel mortgages 1)	7,697	7,678
Bank deposits	1,443	547
Marketable securities	298	276
Total	9,438	8,501

1)	See also note G1 “Post-employment benefits.”